Basis of Presentation (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Basis of Presentation [abstract]
Description of functional currency	United States Dollars ("$" or "US$" or "US dollars")
Description of presentation currency	financial statements are presented in United States Dollars ("$" or "US$" or "US dollars")